SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

NOTE 17 – SHARE-BASED COMPENSATION

Share-based Compensation

We recognize share-based compensation expense in cost of revenues, sales and marketing expenses, R&D expenses, general and administrative expenses, and other income and expenses, based on the fair value of common shares issued for services. In addition, we accrue share-based compensation expense for estimated share-based awards earned during the years ended December 31, 2017 and 2016, under our 2014 Equity Incentive Plan and our 2017 Equity Incentive Plan. Share-based compensation expense for the years ended December 31, 2017 and 2016 is, as follows:

	December 31,
	2017	2016
Warrants issued for consulting and other services	$249,835	$319,419
Common stock issued for accounts payable and accrued expenses	93,002	223,484
Common stock issued for services	—	271,097
Common stock issued for advisory board fees	113,336	—
Common stock issued as compensation to employees	170,233	—
Stock options issued to officers and directors	2,660,159	—
	$3,286,565	$814,000